INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished products	$ 16,894	$ 14,156
Raw materials	11,615	12,972
Inventory, net	$ 28,509	$ 27,128